INTANGIBLE ASSETS, NET - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ 0	$ (100)
Net Carrying Amount	97,181
Gross Carrying Amount	97,181	50,150
Total intangible assets	97,181	50,050
S-Way Product and Platform license
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	50,000
Accumulated Amortization	0
Net Carrying Amount	50,000
Licenses:
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		50,150
Accumulated Amortization		(100)
Net Carrying Amount		$ 50,050
FCPM License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	47,181
Accumulated Amortization	0
Net Carrying Amount	$ 47,181